Acquisition of the Oriental VIP Room (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenues	$ 105,002,184	$ 233,822,859	$ 236,850,159
Expenses	(130,100,150)	(232,982,225)	(219,016,868)
Net Income (Loss) Attributable To Oriental VIP Room	$ 5,117,769	$ (60,077,935)	5,387,502
VIP Room [Member]
Revenue from External Customer [Line Items]
Revenues			9,511,291
Expenses			(10,477,592)
Net Income (Loss) Attributable To Oriental VIP Room			$ (966,301)